Document And Entity Information	Oct. 06, 2021
Document Information Line Items
Entity Registrant Name	EDUCATIONAL DEVELOPMENT CORPORATION
Trading Symbol	EDUC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000031667
Document Period End Date	Oct. 06, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-04957
Entity Tax Identification Number	73-0750007
Entity Address, Address Line One	5402 S 122nd E Avenue
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74146
City Area Code	(918)
Local Phone Number	622-4522
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common Stock, $.20 par value
Security Exchange Name	NASDAQ